Condensed Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Receivables from Stockholder [Member]	Retained Earnings [Member]	Total	Common Stock Including Treasury Stock [Member]
Balance at Dec. 31, 2022	$ 5,921		$ 6,508,746	$ (85,405)		$ (4,061,520)	$ 2,367,742
Balance, shares at Dec. 31, 2022								29,604,530
Balance, treasury shares at Dec. 31, 2022
Issuance of common stock for the conversion of convertible notes	34		1,636,876	59,900			1,696,810
Balance, shares								172,096
Issuance of common stock for Airbox purchase	19		1,047,844				1,047,863
Issuance of common stock for Airbox purchase, shares								94,573
Stock-based compensation	20		1,730,933				1,730,953
Balance, shares								98,444
Cancellation of common stock	(225)		225
Cancellation of common stock, shares								(1,125,000)
Net loss						(7,321,134)	(7,321,134)
Balance at Dec. 31, 2023	$ 5,769		10,924,624	(25,505)		(11,382,654)	$ (477,766)
Balance, shares at Dec. 31, 2023	28,844,643							28,844,643
Balance, treasury shares at Dec. 31, 2023							2,500,000
Stock-based compensation			246,612				$ 246,612
Net loss						(916,753)	(916,753)
Issuance of common stock, net	$ 15		824,603	(50,260)			774,358
Balance, shares	75,343
Balance at Mar. 31, 2024	$ 5,784		11,995,839	(75,765)		(12,299,407)	(373,549)
Balance, shares at Mar. 31, 2024	28,919,986
Balance, treasury shares at Mar. 31, 2024
Balance at Dec. 31, 2023	$ 5,769		10,924,624	(25,505)		(11,382,654)	$ (477,766)
Balance, shares at Dec. 31, 2023	28,844,643							28,844,643
Balance, treasury shares at Dec. 31, 2023							2,500,000
Net loss							$ (3,199,606)
Balance at Sep. 30, 2024	$ 5,807		13,834,847	(23,964)		(14,582,260)	(765,570)
Balance, shares at Sep. 30, 2024	29,042,806
Balance, treasury shares at Sep. 30, 2024
Balance at Dec. 31, 2023	$ 5,769		10,924,624	(25,505)		(11,382,654)	$ (477,766)
Balance, shares at Dec. 31, 2023	28,844,643							28,844,643
Balance, treasury shares at Dec. 31, 2023							2,500,000
Stock-based compensation	$ 6		1,388,860				$ 1,388,866
Balance, shares							452,875	32,839
Net loss						(4,537,901)	$ (4,537,901)
Issuance of common stock and warrants for cash, net	47		2,671,077	(27,498)			2,643,626
Balance, shares								243,423
Balance at Dec. 31, 2024	$ 5,822		14,984,561	(53,003)		(15,920,555)	$ (983,175)
Balance, shares at Dec. 31, 2024	29,120,905							29,120,905
Balance, treasury shares at Dec. 31, 2024							0
Balance at Mar. 31, 2024	$ 5,784		11,995,839	(75,765)		(12,299,407)	$ (373,549)
Balance, shares at Mar. 31, 2024	28,919,986
Balance, treasury shares at Mar. 31, 2024
Stock-based compensation	$ 2		359,001				359,003
Balance, shares	11,787
Net loss						(1,459,102)	(1,459,102)
Issuance of common stock and warrants for cash, net	$ 6		356,650	70,219			426,875
Balance, shares	33,997
Balance at Jun. 30, 2024	$ 5,792		12,711,490	(5,546)		(13,758,509)	(1,046,773)
Balance, shares at Jun. 30, 2024	28,965,770
Balance, treasury shares at Jun. 30, 2024
Net loss						(823,751)	(823,751)
Issuance of common stock and warrants	$ 15		848,852	(18,418)			830,449
Balance, shares	76,661
Stock-based compensation - stock awards			4,494				4,494
Balance, shares	375
Stock-based compensation - stock options			270,011				270,011
Balance at Sep. 30, 2024	$ 5,807		13,834,847	(23,964)		(14,582,260)	(765,570)
Balance, shares at Sep. 30, 2024	29,042,806
Balance, treasury shares at Sep. 30, 2024
Balance at Dec. 31, 2024	$ 5,822		14,984,561	(53,003)		(15,920,555)	$ (983,175)
Balance, shares at Dec. 31, 2024	29,120,905							29,120,905
Balance, treasury shares at Dec. 31, 2024							0
Stock-based compensation	$ 17		1,348,228				$ 1,348,245
Balance, shares	84,874
Net loss						(1,978,165)	(1,978,165)
Issuance of common stock, net	$ 6		380,527	40,219			420,752
Balance, shares	33,846
Issuance of common stock upon exercise of warrants, net	$ 13		296,863				296,876
Balance, shares	62,500
Issuance of common stock for deferred offering costs	$ 107		6,927,762				6,927,869
Balance, shares	532,913
Balance at Mar. 31, 2025	$ 5,965		23,937,941	(12,784)		(17,898,720)	6,032,402
Balance, shares at Mar. 31, 2025	29,835,038
Balance, treasury shares at Mar. 31, 2025
Balance at Dec. 31, 2024	$ 5,822		14,984,561	(53,003)		(15,920,555)	$ (983,175)
Balance, shares at Dec. 31, 2024	29,120,905							29,120,905
Balance, treasury shares at Dec. 31, 2024							0
Issuance of common stock for the conversion of convertible notes							$ 4,125,000
Balance, shares							1,207,355
Net loss							$ (8,904,672)
Balance, shares							120,820
Repurchase of common stock		$ (74,743)					$ (74,743)
Balance, treasury shares		19,700					19,700
Balance at Sep. 30, 2025	$ 6,845	$ (74,743)	29,602,998			(24,825,227)	$ 4,709,873
Balance, shares at Sep. 30, 2025	34,233,087
Balance, treasury shares at Sep. 30, 2025		19,700					19,700
Balance at Mar. 31, 2025	$ 5,965		23,937,941	(12,784)		(17,898,720)	$ 6,032,402
Balance, shares at Mar. 31, 2025	29,835,038
Balance, treasury shares at Mar. 31, 2025
Stock-based compensation	$ 19		1,487,989				1,488,008
Balance, shares	95,625
Net loss						(4,689,964)	(4,689,964)
Issuance of common stock, net	$ 589		15,402	7,617			23,608
Balance, shares	2,941,039
Issuance of common stock upon exercise of warrants, net	$ 12		277,008				277,020
Balance, shares	58,320
Issuance of common stock for options exercise			8,970				8,970
Balance, shares	690
Issuance of common stock for settlement of debt	$ 19		1,204,718				1,204,737
Balance, shares	92,673
Reclassification of deferred offering costs			(871,882)				(871,882)
Balance at Jun. 30, 2025	$ 6,604		26,060,146	(5,167)		(22,588,684)	3,472,899
Balance, shares at Jun. 30, 2025	33,023,385
Balance, treasury shares at Jun. 30, 2025
Issuance of common stock for the conversion of convertible notes	$ 241		4,124,759				4,125,000
Balance, shares	1,207,355
Stock-based compensation			289,133				289,133
Balance, shares	2,264
Net loss						(2,236,543)	(2,236,543)
Issuance of common stock, net			(1,471)	5,167			3,696
Issuance of common stock for options exercise			299				299
Balance, shares	83
Reclassification of deferred offering costs			(869,868)				(869,868)
Repurchase of common stock		$ (74,743)					(74,743)
Balance, treasury shares		19,700
Balance at Sep. 30, 2025	$ 6,845	$ (74,743)	$ 29,602,998			$ (24,825,227)	$ 4,709,873
Balance, shares at Sep. 30, 2025	34,233,087
Balance, treasury shares at Sep. 30, 2025		19,700					19,700